COMMITMENTS AND CONTINGENCIES - Table Of Guarantees (Details) ¥ in Thousands	Mar. 31, 2026 CNY (¥) borrower	Mar. 31, 2026 USD ($) borrower
Tanbao Network Technology (Guangzhou) Co., Ltd.
COMMITMENTS AND CONTINGENCIES
Maximum guarantee amount		$ 1,449,696
Amount of guarantee outstanding		1,249,638
Guangzhou Zhuohang Information Technology Co., Ltd.
COMMITMENTS AND CONTINGENCIES
Maximum guarantee amount		1,449,696
Amount of guarantee outstanding		1,232,241
Credit Guarantee | Xinjiang YSX
COMMITMENTS AND CONTINGENCIES
Amount of guarantee outstanding	¥ 17,120	$ 2,500,000
Credit Guarantee | Unrelated parties | Xinjiang YSX
COMMITMENTS AND CONTINGENCIES
Number of borrowers guaranteed | borrower	2	2
Credit Guarantee | Tanbao Network Technology (Guangzhou) Co., Ltd.
COMMITMENTS AND CONTINGENCIES
Maximum guarantee amount	¥ 10,000	$ 1,449,696
Amount of guarantee outstanding	8,620	1,249,638
Credit Guarantee | Guangzhou Zhuohang Information Technology Co., Ltd.
COMMITMENTS AND CONTINGENCIES
Maximum guarantee amount	10,000	1,449,696
Amount of guarantee outstanding	¥ 8,500	$ 1,232,241